Key Management Personnel Compensation - Schedule of Key Management Personnel (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Key Management Personnel [Abstract]
Short-term employee benefits	$ 265,000	$ 242,154
Post-employment benefits	31,800	27,848
Total	$ 296,800	$ 270,002